TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Sundry suppliers (Opex, Capex, Services e Material)	R$ 8,194,196	R$ 7,213,698
Related parties (Note 29)	546,069	509,836
Amounts payable (operators, cobilling)	246,659	221,777
Interconnection / interlink	243,700	224,634
Total	R$ 9,230,624	R$ 8,169,945